Equity Incentive Plans - Summary of option activity (Details) - Stock options - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock option activity
Outstanding at the beginning of the period (in shares)	11,262
Granted (in shares)	2,388
Exercised (in shares)	(1,710)
Forfeited (in shares)	(206)
Expired (in shares)	(4)
Outstanding at the end of the period (in shares)	11,730	11,262
Outstanding, net of expected forfeitures (in shares)	11,614
Outstanding, exercisable ("vested") (in shares)	6,968
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at the beginning of the period (in dollars per share)	$ 58.46
Granted (in dollars per share)	93.04
Exercised (in dollars per share)	53.57
Forfeited (in dollars per share)	80.79
Expired (in dollars per share)	52.21
Outstanding at the end of the period (in dollars per share)	65.82	$ 58.46
Outstanding, net of expected forfeitures (in dollars per share)	65.59
Outstanding, exercisable ("vested") (in dollars per share)	$ 54.14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Aggregate intrinsic value, Outstanding	$ 221,999
Aggregate intrinsic value, net of expected forfeitures, outstanding	221,832
Aggregate intrinsic value, exercisable ("vested"), outstanding	$ 198,747
Weighted average remaining contractual term, Outstanding	6 years 3 months 21 days
Weighted average remaining contractual term, net of expected forfeitures, outstanding	6 years 3 months 21 days
Weighted average remaining contractual term, exercisable ("vested"), outstanding	4 years 11 months 24 days
Weighted average grant date fair value of options granted (in dollars per share)	$ 17.03	$ 14.60	$ 12.25
Intrinsic value of options exercised	$ 72,000	$ 199,000	$ 119,000